Other Non-Current Assets - Summary of Other Non-Current Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Miscellaneous non-current assets [abstract]
Amounts receivable under insurance contracts	£ 957	£ 854
Pension schemes in surplus	898	634
Other receivables	87	96
Other non-current assets	£ 1,942	£ 1,584